Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Temporary Equity, Shares Issued	30,775,821	30,810,131	30,944,905
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	1,000,000	1,000,000	1,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	120,000,000	120,000,000	120,000,000
Common Stock, Shares, Issued	9,849,179	9,814,869	9,680,095
Common Stock, Shares, Outstanding	9,849,179	9,814,869	9,680,095